ACCOUNTS RECEIVABLE (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total accounts receivable	$ 818,000	$ 857,000	$ 2,636,000
Open World Ltd. [Member]
Accounts receivable - crypto assets	957,800	1,211,696	13,463,445
Accounts receivable - other	606,286	54,527	471,168
Total accounts receivable	$ 1,564,086	$ 1,266,223	$ 13,934,613	$ 2,395,177